Note 3. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Note 3. Summary of Significant Accounting Policies

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of the Company are in accordance with accounting principles generally accepted in the United States of America.  Presented below are those policies considered particularly significant:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. These estimates are reviewed periodically, and, as adjustments become necessary, they are reported in earnings in the period in which they become known. Areas that require estimation are the provision for inventory obsolescence, allowance for doubtful accounts receivable and useful life of equipment.

Revenue Recognition

The Company's revenue recognition policies are in accordance with Accounting Standards Codification ("ASC") 605, Revenue Recognition. Revenues are recognized when persuasive evidence of an arrangement exists; delivery has occurred and installation is completed; the price to the buyer is fixed or determinable; and collectability is reasonably assured.

Sales are recognized upon passage of title to the customer. This occurs when products are delivered and installed at the customers’ locations in accordance with the terms of the contract with customers.

Revenue on Value-Added Reseller arrangements is earned for training and sale of exclusive territorial rights. The Company recognizes training revenue upon completion of the training program by the resellers. Sales of territorial rights are recognized upon passage of title to the territory.

Cash and Cash Equivalents

Cash and cash equivalents consist of commercial accounts and are carried at cost, which approximates current value. Items are considered to be cash equivalents if the original maturity is three months or less.

Inventory

Inventory, which comprises of electrical lighting materials and supplies, is valued at the lower of cost and market value, with cost being determined on a weighted average basis. The cost of inventory includes purchase price, freight, custom duties and other delivery expenses. Market for materials and supplies is net realizable value. Net realizable value is the estimated selling price in the ordinary course of business, less any applicable variable selling costs.

The Company evaluates the carrying value of inventory on a regular basis, taking into account such factors as historical and anticipated future sales compared with quantities on hand and the price the Company expects to obtain for products in the market compared with historical cost.

Warehouse and Selling

Warehousing costs such as rent, salaries and wages of warehouse staff, are included within operating expenses, separate from cost of sales.   Also excluded from cost of sales and included in operating expenses are the costs of selling inventory, which includes shipping costs, sales commissions, trade shows and other promotional costs.

Leases

The Company leases property and equipment in the ordinary course of business. Significant lease obligations relate to the Company’s premises. These leases have varying terms and may or may not include purchase or buyout options and guaranteed residuals. The terms of these leases are considered when determining whether a lease is classified as operating or capital. The expense associated with leases that have escalating payment terms is recognized on a straight-line basis over the life of the lease.

Other leases are classified as operating when lease terms are significantly shorter than the assets' economic useful lives, or minimum lease payments are significantly lower than the purchase cost of the asset. Management expects that in the normal course of business, these leases will be renewed, replaced with new leases, or replaced with fixed asset expenditures.

Property and Equipment

Property and equipment is stated at historical cost less accumulated depreciation. Depreciation, based on the estimated useful lives of the assets, is provided using the below noted annual rates and methods:

Furniture and office equipment	20% declining balance
Computer equipment	30% declining balance
Vehicles	30% declining balance

Foreign Currency Translation

The accounts of the Company were translated into United States dollars in accordance with the provisions of ASC 830, Foreign Currency Matters. In accordance with the provisions of ASC 830, transaction gains and losses on these assets and liabilities are included in the determination of income for the relevant periods. Adjustments resulting from the translation of the financial statements from their functional currency to United States dollars are accumulated as a separate component of accumulated other comprehensive income or loss and have not been included in the determination of income for the relevant periods. The functional currency of the Company is the Canadian dollar.

Income Taxes

The Company accounts for income taxes pursuant to ASC 740, Income Taxes. Deferred tax assets and liabilities are recorded for differences between the financial statement and tax basis of the assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is recorded for the amount of income tax payable or refundable for the period increased or decreased by the change in deferred tax assets and liabilities during the period.

Comprehensive Income

The Company follows ASC 220, Comprehensive Income which establishes standards for reporting and presentation of comprehensive income (loss) and its components in a full set of financial statements. Comprehensive income is presented in the statements of changes in stockholders' equity (deficit), and consists of foreign currency translation adjustments. ASC 220 requires only additional disclosures in the consolidated financial statements and does not affect the Company's financial position or results of operations.

Fair Value of Financial Instruments

The Company measures its financial assets and liabilities in accordance with the requirements of ASC 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying value of the Company's cash, accounts receivable, advances and deposits, bank indebtedness, accounts payable and accrued liabilities, customer deposits, advances from stockholders and promissory notes payable approximates fair value because of the short-term maturity of these instruments.

Earnings or Loss Per Share

The Company accounts for earnings per share pursuant to ASC 260, Earnings per Share, which requires disclosure on the consolidated financial statements of "basic" and "diluted" earnings (loss) per share. Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options and warrants for each year.

There were no dilutive financial instruments for the years ended December 31, 2012 and 2011.

Long-Lived Assets

In accordance with ASC 360, Property, Plant and Equipment, long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company evaluates at each balance sheet date whether events and circumstances have occurred that indicate possible impairment. If there are indications of impairment, the Company uses future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable. In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value of the asset less cost to sell.

Accounts Receivable

Accounts receivable are stated at outstanding balances, net of an allowance for doubtful accounts. The allowance for doubtful accounts is established through provisions charged against income. Accounts deemed to be uncollectible are charged against the allowance and subsequent recoveries, if any, are credited to the allowance. Management’s periodic evaluation of the adequacy of the allowance is based on past experience, aging of the receivables, adverse situations that may affect a customer’s ability to pay, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimates that may be susceptible to significant change. Unpaid balances remaining after the stated payment terms are considered past due.

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (FASB) or other standard setting bodies that are adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that recently issued accounting pronouncements adopted do not have a material impact on its financial position or results of operations.